CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net (loss)/income	$ (305,720)	$ (8,871)	$ (976,238)	$ 192,313
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization expense	23,516		44,530	42,014
Changes in assets and liabilities:
Accounts receivable			117,924	(117,924)
Other assets			(112,000)
Accounts payable and accrued expenses	(3,006)	1,219	(39,538)	50,239
Due from related party		(255,590)
Security deposits	112,000
Due to related parties			64,730	13,560
Net cash (used in)/provided by operating activities	(173,210)	(263,242)	(900,592)	180,202
INVESTING ACTIVITIES:
Loan receivable				(245,865)
Purchase of fixed assets	(419,266)
Investment in intangibles	(77,694)	(243,000)	(231,860)	(102,203)
Net cash used in investing activities	(496,960)	(243,000)	(231,860)	(348,068)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock		515,000	515,000	800
Proceeds from issuance of related party promissory notes	910,010		162,500
Payment of related party promissory notes	(224,625)
Issuance of common stock to settle liabilities			115,097
Debt forgiven by related parties			128,456
Shares issued upon reverse merger			199,180
Additional contributed capital				180,230
Net cash provided by financing activities	685,385	515,000	1,120,233	181,030
Net (decrease)/increase in cash	15,205	8,758	(12,219)	13,164
CASH AT BEGINNING OF PERIOD	5,349	17,568	17,568	4,404
CASH AT END OF PERIOD	20,554	8,908	5,349	17,568
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued to settle consulting fees			115,098
Stock issued to effect reverse merger
Supplmental Disclsoures of cash flow information
Cash paid for interest	$ 22,500